FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03-31-2010
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

07/30/10

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
28-_______________	   David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 46
Form 13F Information Table Value
Total: 166422.14(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE






	FORM 13F INFORMATION TABLE
                                                   		VALUE   	SHARES/  SH/ PUT/     INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   	(x$1000) 	PRN AMT  PRN CALL     DSCRETN MANAGERS   SOLE   SHARED  NONE

ishares tr			com		464288257	10807666.45	248395	SH		SOLE		11275		237120
iShares tr			com		464287226	2193410		21050	SH		SOLE		1420		19630
america movil sab de cv		com		02364w105	40272		800	SH		SOLE				800
bank of america corporation	com		060505104	103530		5800	SH		SOLE				5800
spdr series trust		com		78464a516	3404046.8	60830	SH		SOLE		4290		56540
Citigroup Inc			com		172967101	8221.5		2030	SH		SOLE		2030
Indexiq ETF TR			com		45409b602	1818606.68	72820	SH		SOLE		2510		70310
iShares tr			com		464288646	3959777.4	37860	SH		SOLE		8820		29040
POWERSHS DB MULTI SECT 	COMM	com		73936b705	14744.05	655	SH		SOLE		655
POWERSHARES DB CMDTY IDX TRA	com		73935s105	3690052.8	156890	SH		SOLE		19100		137790
POWERSHARES DB G10 CURCY HAR	com		73935y102	2467065.79	104581	SH		SOLE		10340		94241
iShares				com		464286640	6363040.92	115818	SH		SOLE		103528		12290
iShares				com		464286632	988612.56	16796	SH		SOLE		16796
iShares				com		464286103	1040113.2	43320	SH		SOLE		43320
iShares				com		464286509	5134044.5	183950	SH		SOLE		183950
iShares				com		464286806	1112854.95	50885	SH		SOLE		50885
iShares				com		464286848	4484919.6	429590	SH		SOLE		429590
iShares				com		464286749	5013624		217040	SH		SOLE		191710		25330
iShares				com		464286830	461827.2	39540	SH		SOLE		39540
iShares				com		464286764	27878.4		660	SH		SOLE		660
iShares				com		464286707	3706073.28	147888	SH		SOLE		147888
iShares				com		464286673	1680288		146112	SH		SOLE		146112
iShares				com		464286699	19766423	1214900	SH		SOLE		1136140		78760
iShares				com		464286822	1274742.45	23885	SH		SOLE		13885		10000
iShares				com		464286772	9823000		96460	SH		SOLE		177055		19405
iShares				com		464286400	1803443.6	24490	SH		SOLE		24490
iShares				com		464286780	1436421.1	23770	SH		SOLE		23770
iShares				com		464287184	1025977		24370	SH		SOLE		19620		4750
Cemex sab de cv 		com		151290889	347924.5	490000	SH		SOLE				490000
Gabelli Global Deal Fund	com		36245g103	889052.35	62215	SH		SOLE		4125		58090
Market Vectors ETF		com		57060U100	982127.15	22115	SH		SOLE		5255		16860
Google Inc			cl a		38259p508	51040.8		90	SH		SOLE		-363		453
iShares TR Index		com		464287655	216968	3	200	SH		SOLE				3200
iShares TR Index		Inv CPBD	464287242	1923956.3	18190	SH		SOLE		630		17560
iShares TR			com		464288695	2086069.95	32805	SH		SOLE		3085		29720
BARCLAYS BK PLC			IPSP CROIL ETN	06738C786	26660		1000	SH		SOLE		1000
Index IQ ETF TR			com		45409b107	5430208		199640	SH		SOLE		20940		178700
Market Vectors			com		57060U506	2429575.5	70730	SH		SOLE		70730
RevenueShares etf tr		com		761396100	1927898.52	87180	SH		SOLE		7590		79590
S&P 500 Index			unit ser 1 s&p	78462F103	44402085	379505	SH		SOLE		374935		4570
Ishares Inc			com		464286624	1277068		26650	SH		SOLE		26650
Ishares inc			com		464286715	7706475.7	134470	SH		SOLE		120150		14320
POWERSHS DB US DOLLAR INDEX	com		73936d206	2877045.85	108445	SH		SOLE		15325		93120
BARCLAYS BK PLC			com		06740c527	162827.5	7750	SH		SOLE		7750
Verizon Communications Inc	com		92343V104	10701.9		345	SH		SOLE		345
Exxon Mobil Corp		com		30231g102	23777.9		355	SH		SOLE		355